Discontinued operations (Details) (CAD)	12 Months Ended
	Dec. 31, 2014 business	Dec. 31, 2013
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Number of businesses disposed of in prior years	2
Costs related to discontinued operations during period	(472,000)	87,231,000
Results of discontinued operations
Revenue		98,735,000
Project costs		80,793,000
Equipment costs		1,242,000
Depreciation		706,000
Gross (loss) profit		15,994,000
General and administrative expenses		7,169,000
Loss (gain) on disposal of assets and liabilities		(98,002,000)
Gain on sale of inventory		(46,000)
Amortization of intangible assets		351,000
Operating (loss) income		106,522,000
Interest expense		4,758,000
(Loss) income before income taxes		101,764,000
Current income tax expense		164,000
Deferred income tax (benefit) expense		14,369,000
Net (loss) income		87,231,000
Cash provided by (used in) the discontinued operations
Operating activities	(472,000)	45,739,000
Investing activities	0	182,836,000
Financing activities	0	(271,000)
Total cash provided by (used in) discontinued operations	(472,000)	228,304,000
Pipeline
Results of discontinued operations
Revenue		0
Project costs		1,321,000
Equipment costs		0
Depreciation		0
Gross (loss) profit		(1,321,000)
General and administrative expenses		312,000
Loss (gain) on disposal of assets and liabilities		63,000
Gain on sale of inventory		(46,000)
Amortization of intangible assets		0
Operating (loss) income		(1,650,000)
Interest expense		0
(Loss) income before income taxes		(1,650,000)
Current income tax expense		0
Deferred income tax (benefit) expense		(510,000)
Net (loss) income		(1,140,000)
Cash provided by (used in) the discontinued operations
Operating activities		(1,587,000)
Investing activities		0
Financing activities		0
Total cash provided by (used in) discontinued operations		(1,587,000)
Piling
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Period to receive contingent consideration as part of sale	3 years
Results of discontinued operations
Revenue		98,735,000
Project costs		79,472,000
Equipment costs		1,242,000
Depreciation		706,000
Gross (loss) profit		17,315,000
General and administrative expenses		6,857,000
Loss (gain) on disposal of assets and liabilities		(98,065,000)
Gain on sale of inventory		0
Amortization of intangible assets		351,000
Operating (loss) income		108,172,000
Interest expense		4,758,000
(Loss) income before income taxes		103,414,000
Current income tax expense		164,000
Deferred income tax (benefit) expense		14,879,000
Net (loss) income		88,371,000
Cash provided by (used in) the discontinued operations
Operating activities		47,326,000
Investing activities		182,836,000
Financing activities		(271,000)
Total cash provided by (used in) discontinued operations		229,891,000
Maximum | Piling
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Contingent consideration, additional proceeds	92,500